SHARE-BASED COMPENSATION (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended						0 Months Ended	1 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended		9 Months Ended	1 Months Ended						12 Months Ended	1 Months Ended			12 Months Ended			0 Months Ended			1 Months Ended				12 Months Ended
	Dec. 16, 2011 2007 Share Incentive Plan	Jun. 03, 2010 2007 Share Incentive Plan	Dec. 14, 2009 2007 Share Incentive Plan	Dec. 31, 2011 2007 Share Incentive Plan	Jul. 15, 2007 2007 Share Incentive Plan	Sep. 02, 2012 2012 Share Incentive Plan	Sep. 02, 2012 4,124,200 nonvested shares modified 2012 Share Incentive Plan	Apr. 30, 2010 Stock options	Dec. 31, 2009 Stock options	Apr. 30, 2009 Stock options	Dec. 31, 2012 Stock options	Dec. 31, 2011 Stock options	Dec. 31, 2010 Stock options item	Apr. 30, 2010 Stock options Maximum	Dec. 31, 2010 Stock options Maximum	Apr. 30, 2010 Stock options Minimum	Dec. 31, 2010 Stock options Minimum	Apr. 30, 2010 Stock options Vesting schedule, one	Dec. 24, 2009 Stock options Vesting schedule, one	Apr. 30, 2010 Stock options Vesting schedule, two	Mar. 31, 2010 Stock options Vesting schedule, two item	Dec. 24, 2009 Stock options Vesting schedule, two	Mar. 31, 2010 Stock options Vesting schedule, two 1,252,000 Options modified	Mar. 31, 2010 Stock options Vesting schedule, two 3,670,000 Options modified	Mar. 31, 2010 Stock options Vesting schedule, two 4,179,000 Options modified item	Mar. 31, 2010 Stock options Vesting schedule, two 2,598,800 Options modified item	Mar. 31, 2010 Stock options Vesting schedule, two 2,565,000 Options modified item	Mar. 31, 2010 Stock options Vesting schedule, two 472,000 Options modified item	Dec. 31, 2012 Stock options Vesting schedule, two 150,000 Options modified item	Jul. 31, 2010 Performance based nonvested shares	May 31, 2008 Performance based nonvested shares item	Mar. 31, 2010 Non-performance based nonvested shares	Dec. 31, 2012 Non-performance based nonvested shares	Dec. 31, 2011 Non-performance based nonvested shares	Dec. 31, 2010 Non-performance based nonvested shares	Sep. 02, 2012 Non-performance based nonvested shares 2007 Share Incentive Plan item	Sep. 02, 2012 Non-performance based nonvested shares 2007 Share Incentive Plan Maximum	Sep. 02, 2012 Non-performance based nonvested shares 2007 Share Incentive Plan Minimum	Mar. 31, 2010 Non-performance based nonvested shares granted to three employees item	Mar. 31, 2010 Non-performance based nonvested shares granted to three employees Maximum	Mar. 31, 2010 Non-performance based nonvested shares granted to three employees Minimum	Dec. 31, 2011 Non-performance based restricted shares	Dec. 31, 2012 Non-performance based restricted shares Maximum	Dec. 31, 2012 Non-performance based restricted shares Minimum
SHARE-BASED COMPENSATION
Authorized number of shares				41,987,000	14,400,000	15,846,569
Additional authorized shares	10,000,000	5,935,000	11,652,000
Options granted (in shares)								1,044,000	7,482,000	7,732,000	0	0
Exercise price (in dollars per share)									$ 0.5	$ 0.3
Vesting rights percentage for awards that will vest immediately on the date of grant																		100.00%	100.00%	25.00%
Vesting rights percentage for awards that will vest on first anniversary from the date of grant																					25.00%	25.00%
Vesting rights percentage for awards that will vest on each of the quarterly anniversaries from the first vesting date																					6.25%	6.25%
Vesting rights percentage for awards that will vest on each of the quarterly anniversaries from the date of grant																				4.6875%
Number of awards under modification (in shares)							4,124,200														14,736,800				4,179,000	2,598,800	2,565,000	472,000
Nonvested shares that were not included in outstanding shares until the registration of the shares was completed																																										150,000
Number of employees affected by modification																					233								1							78
Total incremental share-based compensation																							$ 518
Number of share awards vested immediately																								3,670,000								1,252,000							2,799,000
Number of nonvested shares cancelled																																				7,228,875
Vesting term of original awards																																					4 years	2 years
Percentage of modified award that vests immediately on the modification date																									50.00%	25.00%	50.00%	25.00%
Percentage of modified award that vests on each of the quarterly sequential anniversaries from the modification date																									4.11%	6.17%	3.35%	5.02%
Number of sequential specified anniversaries from the modification date																									12	12	14	14
Vesting rights percentage for awards that will vest as of April 15, 2013																									0.68%	0.96%
Vesting rights percentage for awards that will vest as of December 24, 2013																											3.10%	4.72%
Number of awards canceled (in shares)																							1,252,000						150,000
Exercise price (in dollars per share)																$ 0.5
Exercise price (in dollars per share)														$ 1.0
Expiration period from grant date											7 years
Expiration period after the grantee's termination of employment as an employee											3 months
Expiration period after the date of the grantee's termination of employment or service on account of disability or death											1 year
Number of options
Outstanding at the beginning of the period (in shares)											11,057,407
Forfeited/cancelled (in shares)											(204,076)
Exercised (in shares)											(2,667,792)
Outstanding at the end of the period (in shares)											8,185,539	11,057,407
Weighted average exercise price per option
Outstanding at the beginning of the period (in dollars per share)											$ 0.41
Forfeited/cancelled (in dollars per share)											$ 0.43
Exercised (in dollars per share)											$ 0.41
Outstanding at the end of the period (in dollars per share)											$ 0.41	$ 0.41
Outstanding
Number outstanding (in shares)											8,185,539	11,057,407
Weighted average remaining contractual life											3 years 7 months 10 days
Weighted average exercise price per option (in dollars per share)											$ 0.41	$ 0.41
Aggregate intrinsic value (in dollars)											19,870
Exercisable
Number outstanding (in shares)											7,221,872
Weighted average remaining contractual life											3 years 6 months 29 days
Weighted average exercise price per option (in dollars per share)											$ 0.39
Aggregate intrinsic value (in dollars)											17,627
Vested and expected to vest
Number outstanding (in shares)											8,156,629
Weighted average remaining contractual life											3 years 7 months 10 days
Weighted average exercise price per option (in dollars per share)											$ 0.41
Aggregate intrinsic value (in dollars)											19,803
Stock options, additional disclosure
Total intrinsic value of options exercised (in dollars)											7,163	9,558	1,314
Weighted-average grant date fair value of options granted (in dollars per share)													$ 1.85
Assumptions used for grants in the period
Risk-free interest rate (as a percent)													3.419%
Minimum volatility (as a percent)																	40.20%
Maximum volatility (as a percent)															50.70%
Dividend yield (as a percent)													0.00%
Exercise multiple													2.0
Fair value of underlying ordinary shares (in dollars per share)															$ 2.50		$ 1.97
Share-based compensation expenses
Share-based compensation costs											356	753	4,333																	328			12,180	4,608	1,796
Total unrecognized compensation expense related to unvested share options granted											129																												374
Unrecognized compensation expense expected to be recognized over a weighted-average period											1 year 2 months 12 days																						1 year 8 months 12 days
Total unrecognized compensation expense																																	11,734
Nonvested shares
Number of employees to whom awards are granted																															4								3
Vesting period																																								3 years	2 years		4 years	0 years
Number of nonvested shares
Outstanding at the beginning of the period (in shares)																																	3,084,787
Granted (in shares)																															800,000		6,780,000	3,233,787	1,392,000
Vested (in shares)																														(800,000)			(1,424,020)
Forfeited (in shares)																																	(406,303)
Outstanding at the end of the period (in shares)																																	8,034,464	3,084,787
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)																																	$ 3.94
Granted (in dollars per share)																															$ 0.41		$ 2.77
Vested (in dollars per share)																																	$ 3.58
Forfeited (in dollars per share)																																	$ 3.60
Outstanding at the end of the period (in dollars per share)																																	$ 3.04	$ 3.94
Nonvested shares, additional disclosure
Total fair value of vested awards																																	$ 4,144	$ 506	$ 7,980